Other operating income, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Other operating income	R$ 377,480	R$ 208,245	R$ 20,682
Revenue from incentives from Tesouro Direto, B3 and others	352,879	101,615	9,931
Interest received on tax	5,521	31,782	0
Recovery of charges and expenses	1,798	53,453	6,873
Reversal of operating provisions	1,366	9,767	2,641
Other	15,916	11,628	1,237
Other operating expenses	(206,427)	(54,888)	(51,971)
Legal, administrative proceedings and agreement with customers	(45,277)	(9,499)	(16,385)
Losses on write-off and disposal of assets	(52,102)	(10,265)	(11,064)
Tax incentive expenses	(8,136)	(7,060)	(2,015)
Fines and penalties	(16,995)	(1,191)	(7,446)
Associations and regulatory fees	(13,524)	(4,216)	(3,059)
Charity	(41,654)	(6,751)	(5,938)
Other	(28,739)	(15,906)	(6,064)
Other operating income (expenses), net	R$ 171,053	R$ 153,357	R$ (31,289)